Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	PACIFIC SELECT FUND
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	psf_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 28, 2017
TO THE PROSPECTUS FOR PACIFIC SELECT FUND
CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Technology Portfolio – In the Principal Investment Strategies subsection, the following is added at the end of the first paragraph:

The Fund normally will invest more than 25% of its assets in securities of companies in technology and related industries.

Diversified Alternatives Portfolio – The following risk is added to the Principal Risks from Holdings in Underlying Funds subsection:

•	Commodity Risk: An Underlying Fund’s investment in commodity-linked derivative instruments is subject to derivatives risk, liquidity risk and market and regulatory risk. In addition, the value of commodity-linked derivative instruments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, health, and political, international and regulatory developments (whether real or perceived). The value of commodity-linked derivative instruments may also be affected by commodity index volatility, changes in interest rates, governmental regulatory policies and other factors impacting the commodity markets. As a result of these and other variables, exposure to commodities and the commodity markets may create additional investment risks and may subject the Underlying Fund to greater volatility than investments in traditional debt and equity securities.

Portfolio Optimization Conservative Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Correlation Risk
•	Non-Diversification Risk
•	Short Exposure Risk
•	Short Sale Risk

Portfolio Optimization Moderate-Conservative Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Correlation Risk
•	Non-Diversification Risk
•	Short Sale Risk

Portfolio Optimization Moderate Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Correlation Risk
•	Non-Diversification Risk
•	Short Sale Risk

Portfolio Optimization Growth Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Non-Diversification Risk
•	Short Sale Risk

Portfolio Optimization Aggressive-Growth Portfolio – The following risk is added to the Principal Risks from Holdings in Underlying Funds subsection:

•	High Yield/High Risk or “Junk” Securities Risk: High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.

Technology Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 28, 2017
TO THE PROSPECTUS FOR PACIFIC SELECT FUND
CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Technology Portfolio – In the Principal Investment Strategies subsection, the following is added at the end of the first paragraph:

The Fund normally will invest more than 25% of its assets in securities of companies in technology and related industries.

Diversified Alternatives Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 28, 2017
TO THE PROSPECTUS FOR PACIFIC SELECT FUND
CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Diversified Alternatives Portfolio – The following risk is added to the Principal Risks from Holdings in Underlying Funds subsection:

•	Commodity Risk: An Underlying Fund’s investment in commodity-linked derivative instruments is subject to derivatives risk, liquidity risk and market and regulatory risk. In addition, the value of commodity-linked derivative instruments will generally be affected by overall market movements and factors specific to a particular industry or commodity, which may include weather, embargoes, tariffs, health, and political, international and regulatory developments (whether real or perceived). The value of commodity-linked derivative instruments may also be affected by commodity index volatility, changes in interest rates, governmental regulatory policies and other factors impacting the commodity markets. As a result of these and other variables, exposure to commodities and the commodity markets may create additional investment risks and may subject the Underlying Fund to greater volatility than investments in traditional debt and equity securities.

Portfolio Optimization Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 28, 2017
TO THE PROSPECTUS FOR PACIFIC SELECT FUND
CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Portfolio Optimization Conservative Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Correlation Risk
•	Non-Diversification Risk
•	Short Exposure Risk
•	Short Sale Risk

Portfolio Optimization Moderate-Conservative Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 28, 2017
TO THE PROSPECTUS FOR PACIFIC SELECT FUND
CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Portfolio Optimization Moderate-Conservative Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Correlation Risk
•	Non-Diversification Risk
•	Short Sale Risk

Portfolio Optimization Moderate Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 28, 2017
TO THE PROSPECTUS FOR PACIFIC SELECT FUND
CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Portfolio Optimization Moderate Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Correlation Risk
•	Non-Diversification Risk
•	Short Sale Risk

Portfolio Optimization Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 28, 2017
TO THE PROSPECTUS FOR PACIFIC SELECT FUND
CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Portfolio Optimization Growth Portfolio – The following risks are removed from the Principal Risks from Holdings in Underlying Funds subsection:

•	Non-Diversification Risk
•	Short Sale Risk

Portfolio Optimization Aggressive-Growth Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	psf_SupplementTextBlock
SUPPLEMENT DATED FEBRUARY 28, 2017
TO THE PROSPECTUS FOR PACIFIC SELECT FUND
CLASS D, I AND P SHARES DATED MAY 1, 2016

This supplement revises the Pacific Select Fund Class D, I and P Shares prospectus dated May 1, 2016, as supplemented (the “Prospectus”), and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Disclosure Changes to the Fund Summaries section

Portfolio Optimization Aggressive-Growth Portfolio – The following risk is added to the Principal Risks from Holdings in Underlying Funds subsection:

•	High Yield/High Risk or “Junk” Securities Risk: High Yield/High Risk or “Junk” Securities Risk: High yield/high risk securities are typically issued by companies that are highly leveraged, less creditworthy or financially distressed and are considered to be mostly speculative in nature (high risk), subject to greater liquidity risk, and subject to a greater risk of default than higher rated securities. High yield/high risk securities (including loans) may be more volatile than investment grade securities.